OBLIGATION UNDER CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Finance Lease Liability

(in thousands of $)	2019	2018
Total obligation under finance lease	122,779	119,683
Less: current portion of obligation under finance lease	(1,990)	(1,564)
Non-current portion of obligation under finance lease	120,789	118,119

Finance Lease, Liability, Maturity
As of December 31, 2019, we are committed to make quarterly minimum finance lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2020	8,353
2021	8,678
2022	9,007
2023	9,343
2024 and thereafter	155,264
Total minimum lease payments	190,645
Less: Imputed interest	(67,866)
Present value of minimum lease payments	122,779